Janus Investment Fund

Janus Global Research Fund

Supplement dated October 20, 2014
to Currently Effective Prospectuses

Effective December 15, 2014, the following replaces in its entirety the corresponding information for Janus Global Research Fund (the “Fund”).

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Global Research Fund’s Prospectuses:

Portfolio Management: Carmel Wellso is Janus Capital’s Director of Research who, effective December 2014, provides general oversight of a team of sector team leaders consisting of Andrew Acker, CFA, Jean Barnard, CFA, Eileen Hoffmann, Brinton Johns, John Jordan, Kristopher Kelley, CFA, and Kenneth Spruell, CFA.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Global Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by Carmel Wellso) selects investments for Janus Global Research Fund and has done so since March 2013.

Carmel Wellso, Janus Capital’s Director of Research, provides general oversight of a team of sector team leaders consisting of Andrew Acker, Jean Barnard, Eileen Hoffmann, Brinton Johns, John Jordan, Kristopher Kelley, and Kenneth Spruell who work together with the Research Team in selecting investments for the Fund.

Andrew Acker, CFA, is Executive Vice President and Portfolio Manager of Janus Global Life Sciences Fund, which he has managed since May 2007. Mr. Acker is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master’s degree in Business Administration with honors from Harvard Business School. Mr. Acker holds the Chartered Financial Analyst designation.

Jean Barnard, CFA, is an equity research analyst, primarily focusing on the communications sector globally. Ms. Barnard also serves as the sector team leader of the communications sector research team and Assistant Portfolio Manager on the Janus Classic Growth strategy, including Janus Fund and all related portfolios. Ms. Barnard joined Janus Capital in 1992. Ms. Barnard holds a Bachelor of Arts degree in Economics and Political Science, from Yale University, where she graduated with distinction. Ms. Barnard holds the Chartered Financial Analyst designation.

Eileen Hoffmann is an equity research analyst, primarily focusing on the retail and apparel industries. Ms. Hoffmann also serves as a team leader of the consumer sector research team. Ms. Hoffman joined Janus Capital in 2004. Ms. Hoffmann holds a Bachelor of Business Administration degree in Economics from the University of San Diego, where she graduated cum laude.

Brinton Johns is Executive Vice President and Co-Portfolio Manager of Janus Global Technology Fund, which he has co-managed since January 2014. He is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. Mr. Johns joined Janus Capital in 2000. He holds a Bachelor of Business Administration degree in Business Management from the University of Texas at Arlington and a Master of Art’s degree in Biblical/Christian Studies from Denver Seminary.

John Jordan is an equity research analyst, primarily focusing on the financials sector and serves as team leader of the financials sector research team. Mr. Jordan joined Janus Capital as a research analyst in 2008. Mr. Jordan holds a Bachelor of Arts degree, in History and Economics from the University of Virginia where he graduated with high distinction and Phi Beta Kappa, and a Juris Doctorate from Yale Law School.

Kristopher Kelley, CFA, is an equity research analyst, primarily focusing on the industrials & materials and energy & utilities sector, a position he has held since July 2010. Mr. Kelley is also team leader of the energy &

utilities sector research team. Mr. Kelley joined Janus Capital in July 2008 as a junior analyst. He holds a Bachelor of Science degree in Business Administration, with a concentration in Finance, from Regis University and a Master’s degree in Business Administration from the University of Chicago Booth School of Business. Mr. Kelley holds the Chartered Financial Analyst designation.

Kenneth Spruell, CFA, is an equity research analyst, primarily focusing on the industrial sector. Mr. Spruell also serves as team leader of the industrials & materials sector research team. Mr. Spruell joined Janus Capital as a research analyst in June 2008. He holds a Bachelor of Science degree in Electrical Engineering from Rice University and a Master’s degree in Business Administration, with a concentration in Finance and Entrepreneurship, from the University of Texas, McCombs School of Business. Mr. Spruell holds the Chartered Financial Analyst designation.

Carmel Wellso is Janus Capital’s Director of Research and, effective December 2014, provides general oversight of a team of sector team leaders. Ms. Wellso is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. She joined Janus Capital in June 2008 as a research analyst. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Effective December 15, 2014, all references to James P. Goff in the Fund’s Prospectuses are replaced with Carmel Wellso.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Research Fund

Supplement dated October 20, 2014
to Currently Effective Prospectuses

Effective December 15, 2014, the following replaces in its entirety the corresponding information for Janus Research Fund (the “Fund”).

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Research Fund’s Prospectuses:

Portfolio Management: Carmel Wellso is Janus Capital’s Director of Research who, effective December 2014, provides general oversight of a team of sector team leaders consisting of Andrew Acker, CFA, Jean Barnard, CFA, Eileen Hoffmann, Brinton Johns, John Jordan, Kristopher Kelley, CFA, and Kenneth Spruell, CFA.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Research Fund
The Research Team (Janus Capital’s equity research analysts overseen by the Portfolio Oversight Team led by Carmel Wellso) selects investments for Janus Research Fund and has done so since March 2013.

Carmel Wellso, Janus Capital’s Director of Research, provides general oversight of a team of sector team leaders consisting of Andrew Acker, Jean Barnard, Eileen Hoffmann, Brinton Johns, John Jordan, Kristopher Kelley, and Kenneth Spruell who work together with the Research Team in selecting investments for the Fund.

Andrew Acker, CFA, is Executive Vice President and Portfolio Manager of Janus Global Life Sciences Fund, which he has managed since May 2007. Mr. Acker is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master’s degree in Business Administration with honors from Harvard Business School. Mr. Acker holds the Chartered Financial Analyst designation.

Jean Barnard, CFA, is an equity research analyst, primarily focusing on the communications sector globally. Ms. Barnard also serves as the sector team leader of the communications sector research team and Assistant Portfolio Manager on the Janus Classic Growth strategy, including Janus Fund and all related portfolios. Ms. Barnard joined Janus Capital in 1992. Ms. Barnard holds a Bachelor of Arts degree in Economics and Political Science, from Yale University, where she graduated with distinction. Ms. Barnard holds the Chartered Financial Analyst designation.

Eileen Hoffmann is an equity research analyst, primarily focusing on the retail and apparel industries. Ms. Hoffmann also serves as a team leader of the consumer sector research team. Ms. Hoffman joined Janus Capital in 2004. Ms. Hoffmann holds a Bachelor of Business Administration degree in Economics from the University of San Diego, where she graduated cum laude.

Brinton Johns is Executive Vice President and Co-Portfolio Manager of Janus Global Technology Fund, which he has co-managed since January 2014. He is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. Mr. Johns joined Janus Capital in 2000. He holds a Bachelor of Business Administration degree in Business Management from the University of Texas at Arlington and a Master of Art’s degree in Biblical/Christian Studies from Denver Seminary.

John Jordan is an equity research analyst, primarily focusing on the financials sector and serves as team leader of the financials sector research team. Mr. Jordan joined Janus Capital as a research analyst in 2008. Mr. Jordan holds a Bachelor of Arts degree, in History and Economics from the University of Virginia where he graduated with high distinction and Phi Beta Kappa, and a Juris Doctorate from Yale Law School.

Kristopher Kelley, CFA, is an equity research analyst, primarily focusing on the industrials & materials and energy & utilities sector, a position he has held since July 2010. Mr. Kelley is also team leader of the energy & utilities sector research team. Mr. Kelley joined Janus Capital in July 2008 as a junior analyst. He holds a Bachelor of Science degree in Business Administration, with a concentration in Finance, from Regis University and a Master’s degree in Business Administration from the University of Chicago Booth School of Business. Mr. Kelley holds the Chartered Financial Analyst designation.

Kenneth Spruell, CFA, is an equity research analyst, primarily focusing on the industrial sector. Mr. Spruell also serves as team leader of the industrials & materials sector research team. Mr. Spruell joined Janus Capital as a research analyst in June 2008. He holds a Bachelor of Science degree in Electrical Engineering from Rice University and a Master’s degree in Business Administration, with a concentration in Finance and Entrepreneurship, from the University of Texas, McCombs School of Business. Mr. Spruell holds the Chartered Financial Analyst designation.

Carmel Wellso is Janus Capital’s Director of Research and, effective December 2014, provides general oversight of a team of sector team leaders. Ms. Wellso is also Portfolio Manager of other Janus accounts and performs duties as an equity research analyst. She joined Janus Capital in June 2008 as a research analyst. Ms. Wellso holds a Bachelor’s degree in English Literature and Business Administration from Marquette University and a Master’s degree from the Thunderbird School of Global Management.

Effective December 15, 2014, all references to James P. Goff in the Fund’s Prospectuses are replaced with Carmel Wellso.

Please retain this Supplement with your records.